Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	¥ (2,741)	$ (403)	¥ 14,217
Net cash provided by (used in) investing activities	(27,634)	(4,074)	(55,949)
Net cash provided by financing activities	(5,060)	(745)	3,531
Effect of exchange rate changes	(2,787)	(411)	770
Net decrease in cash and cash equivalents	(38,222)	(5,633)	(37,431)
Cash and cash equivalents at beginning of year	64,269	9,472	92,586	¥ 92,586
Cash and cash equivalents at end of year	26,047	3,839	55,155	64,269
Parent [Member]
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	7,293	1,075	(2,784)
Net cash provided by (used in) investing activities			(917)
Net cash provided by financing activities	50	7	3,027
Effect of exchange rate changes	(8,418)	(1,241)
Net decrease in cash and cash equivalents	(1,075)	(159)	(674)
Cash and cash equivalents at beginning of year	7,549	1,113	10,995	10,995
Cash and cash equivalents at end of year	¥ 6,474	$ 954	¥ 10,321	¥ 7,549